General information	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information	General information
Seadrill Limited is incorporated in Bermuda. We provide offshore drilling services to the oil and gas industry. As at December 31, 2022, after the October 2022 disposal of the KSA business, we owned 14 drilling rigs, of which three were leased to the Gulfdrill joint venture, one was leased to the Sonadrill joint venture, and two were cold stacked. We also managed a further seven rigs that are owned by third parties: five rigs owned by SeaMex and two rigs owned by Sonangol. Our fleet consists of drillships, jackup rigs and semi-submersible rigs for operations in shallow and deepwater areas, as well as benign and harsh environments.
As used herein, the term "Predecessor" refers to the financial position and results of operations of Seadrill Limited prior to, and including, February 22, 2022. This is also applicable to terms "we", "our", "Group" or "Company" in the context of events on and prior to February 22, 2022. As used herein, the term "Successor" refers to the financial position and results of operations of Seadrill Limited (previously Seadrill 2021 Limited) after February 22, 2022 ("the Effective Date"). This is also applicable to terms "new Successor", "we", "our", "Group" or "Company" in the context of events after February 22, 2022 (Successor).
The use herein of such terms as "Group", "organization", "we", "us", "our" and "its", or references to specific entities, is not intended to be a precise description of corporate relationships.
Basis of presentation
The Consolidated Financial Statements comply with generally accepted accounting principles in the United States of America ("US GAAP") and are presented in U.S. dollars rounded to the nearest million, unless stated otherwise. They include the financial statements of Seadrill Limited, its consolidated subsidiaries, and any variable interest entity ("VIE") where we are the primary beneficiary.
In January 2022, we disposed of 65% of our equity interest in Paratus Energy Services Ltd ("PES") and in October 2022, we disposed of seven jackup units with contract in the Kingdom of Saudi Arabia (the "KSA Business"). Both transactions represented strategic shifts in Seadrill's operations which will have a major effect on its operations and financial results of the current year and going forward and therefore both were reclassified as discontinued operations and their results reported separately for current and comparative periods. Their assets and liabilities were reclassified as held for sale in all periods presented, and comparative period results, assets, and liabilities have been labelled as "As adjusted."
The financial information presented assumes we will continue as a going concern, able to realize our assets and discharge liabilities in the normal course of business as they come due.
Basis of consolidation
We consolidate companies where we control over 50% of voting rights, and entities where we hold a variable interest and are the primary beneficiary. A VIE is a legal entity where equity at risk is not enough to finance its activities, or equity interest holders lack power to direct activities or receive expected returns. We are the primary beneficiary of a VIE when we have the power to direct activities that impact economic performance and the right to receive benefits or absorb losses. We exclude subsidiaries, even if fully owned, if we are not the primary beneficiary under the variable interest model. All intercompany balances and transactions have been eliminated.
Emergence from Chapter 11 proceedings
On February 22, 2022 (Predecessor), Seadrill Limited and certain of its subsidiaries which filed voluntary petitions for reorganization under Chapter 11 of the United States Bankruptcy Code in the Bankruptcy Court ("Debtors"), completed its comprehensive restructuring and emerged from Chapter 11 proceedings. Please refer to Note 4 - "Chapter 11" for further details.
In our previous annual report covering the period to December 31, 2021, we disclosed a substantial doubt as to our ability to continue as a going concern as a result of the fact that we were in Chapter 11 proceedings and there was a degree of inherent risk associated with being in bankruptcy and whether the Plan (as defined herein) would be confirmed. Having now emerged from Chapter 11 proceedings, with a significantly improved capital structure, we believe that cash on hand, contract, and other revenues will generate sufficient cash flows to fund our anticipated debt service and working capital requirements for the next twelve months. Therefore, there is no longer a substantial doubt over our ability to continue as a going concern for at least the next twelve months following the date of issuance of the financial statements.
Fresh start accounting
Seadrill qualified for fresh start accounting following its emergence from bankruptcy on the Effective Date, in accordance with the provisions set forth in ASC 852. This resulted in a new entity, the Successor, for financial reporting purposes, with no beginning retained earnings or loss as of the Effective Date.
Under fresh start accounting, Seadrill allocated the court approved reorganization value to its individual assets based on their estimated fair values on the Effective Date. Reorganization value represents the value of the reconstituted entity before considering liabilities and it approximates the amount a willing buyer would pay for the assets of the entity immediately after the restructuring.
Seadrill will continue to present financial information for any periods before the adoption of fresh start accounting for the Predecessor. The Predecessor and Successor Companies lack comparability, as required by ASC Topic 205, Presentation of Financial Statements. Therefore, “black-line” financial statements are presented to distinguish between the Predecessor and Successor Companies.
Refer to Note 5 - "Fresh Start Accounting" for further details.